Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill
Goodwill

9. Goodwill

The movement in carrying amount of goodwill is as follows:

$
Balance as of January 1, 2014 and December 31, 2014	—
Addition for acquisitions	39,995,458

Balance as of December 31, 2015	39,995,458

The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment recognized during the periods presented.